Leases (Details) - Schedule of Lease Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expense [Abstract]
Operating lease	$ 1,108	$ 969
Short-term lease	28	6
Total lease expense	$ 1,136	$ 975